Share-based payments - Disclosure of breakdown of the compensation expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	€ (8,605)	€ (1,369)	€ 1,032
BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(112)	(138)	(199)
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	0	0
AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(8,067)	(1,026)	1,026
Social taxes related to AGAs	€ (426)	€ (205)	€ 205